Other operating results net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other operating results, net
Realization of currency translation adjustment	$ 0	$ 1,588	$ 0
Donations	854	1,319	1,198
Loss from disposal of associates and joint ventures	(1,365)	0	0
Lawsuits and other contingencies	(6,693)	(27,687)	(2,213)
Administration fees	338	396	295
Interest and discount generated by operating credits	1,890	2,456	1,026
Loss from disposal of property, plant and equipment	(2)	(2,543)	0
Others	1,918	376	2,578
Total other operating results, net	$ (4,768)	$ (26,733)	$ 488